Financial Instruments - Net (Gains) Losses from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Net realized risk management loss	$ 17	$ 32	$ 64
Net unrealized risk management loss (gain)	19	(39)	13
Gains (losses) on change in fair value of derivatives	$ 36	$ (7)	$ 77